Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts related to accounts receivable	$ 48,000	$ 17,000
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued	1,401,786	1,401,786
Preferred Stock, shares outstanding	1,401,786	1,401,786
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	28,912,712	17,127,541
Common stock, shares outstanding	28,912,712	17,127,541